Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2014
Selected Quarterly Financial Data (unaudited)

14. Selected Quarterly Financial Data (unaudited)

	2014 Quarter
	First	Second	Third	Fourth
	(in thousands, except share and per share amounts)
Net operating revenues	$87	$36	$25	$127
Loss from operations	(11,756)	(8,239)	(4,988)	(4,731)
Net loss	(14,999)	(8,136)	(4,860)	(4,628)
Basic net loss per share(1)	$(0.44)	$(0.24)	$(0.14)	$(0.14)
Weighted average common shares outstanding—basic and diluted(2)	33,746,917	33,786,686	33,793,735	33,793,735

	2013 Quarter
	First	Second	Third	Fourth
	(in thousands, except share and per share amounts)
Net operating revenues	$3,536	$—	$—	$93
Loss from operations	(8,274)	(12,488)	(13,146)	(13,308)
Net loss	(8,066)	(12,371)	(12,902)	(13,366)
Basic net loss per share(1)	$(0.24)	$(0.37)	$(0.38)	$(0.40)
Weighted average common shares outstanding—basic and diluted(2)	33,616,342	33,626,980	33,644,256	33,673,047

(1)	Per common share amounts for the quarters and full years have been calculated separately. Accordingly, the sum of quarterly amounts may not equal the annual amount because of differences in the weighted average common shares outstanding during each period, principally due to the effect of share issuances by the Company during the year.

(2)	Diluted weighted average common shares outstanding are identical to basic weighted average common shares outstanding and Diluted EPS is identical to Basic EPS for the each quarter of 2014 and 2013 because common share equivalents are excluded from the calculations of diluted weighted average common shares outstanding for those quarters, as their effect is antidilutive.